SELLING AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Selling and Administrative Expenses

	2024	2023	2022
Managers and directors’ compensation fees	4,842,029	6,107,231	6,571,081
Fees and compensation for services	6,093,192	7,211,525	5,600,665
Salaries, wages, and social security contributions	19,150,737	21,047,708	21,272,845
Transport and traveling expenses	1,151,858	1,137,666	1,094,489
Data processing	3,694,884	3,028,695	2,124,998
Advertising expenses	3,952,402	4,633,476	3,939,120
Taxes, duties, contributions, and commissions	15,027,001	18,137,388	20,592,023
Depreciation and amortization	3,998,702	4,387,661	5,493,662
Preservation and maintenance	184,379	259,817	147,152
Communications	306,071	461,283	658,966
Leases	502,311	326,841	265,267
Employee benefits	999,751	1,199,090	641,852
Water, natural gas, and energy services	61,398	40,327	35,173
Freight	8,981,821	10,208,967	12,468,372
Insurance	2,812,232	3,775,939	2,097,560
Allowance for doubtful accounts	76,509	238,671	185,358
Security	-	-	191,066
Others	1,340,075	1,997,580	1,458,692
Total	73,175,352	84,199,865	84,838,341